Other Assets - Disclosure of Components in Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Loan receivable		$ 55
South Hedland prepaid transmission access and distribution costs	$ 61	65
Long-term prepaids and other assets	56	48
Project development costs	10	29	$ 25
Total current other assets	4	55
Total long-term other assets	160	142
Total Other assets	$ 164	$ 197